BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 1: BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Whole Earth Brands, Inc. and its consolidated subsidiaries (“Whole Earth Brands” or the “Company”) is a global industry-leading platform, focused on the “better for you” consumer packaged goods (“CPG”) and ingredients space. The Company has a global platform of branded products and ingredients, focused on the consumer transition towards natural alternatives and clean label products.
On June 24, 2020, Act II Global Acquisition Corp., a Cayman Islands exempted company (“Act II”), domesticated into a Delaware corporation (the “Domestication”), and on June 25, 2020 (the “Closing”), consummated the indirect acquisition (the “Business Combination”) of (i) all of the issued and outstanding equity interests of Merisant Company (“Merisant”), Merisant Luxembourg Sarl (“Merisant Luxembourg”), Mafco Worldwide LLC (“Mafco Worldwide”), Mafco Shanghai LLC (“Mafco Shanghai”), EVD Holdings LLC (“EVD Holdings”), and Mafco Deutschland GmbH (together with Merisant, Merisant Luxembourg, Mafco Worldwide, Mafco Shanghai, and EVD Holdings, and their respective direct and indirect subsidiaries, “Merisant and Mafco Worldwide”), and (ii) certain assets and liabilities of Merisant and Mafco Worldwide included in the Transferred Assets and Liabilities (as defined in the Purchase Agreement (as hereafter defined)), from Flavors Holdings Inc. (“Flavors Holdings”), MW Holdings I LLC (“MW Holdings I”), MW Holdings III LLC (“MW Holdings III”), and Mafco Foreign Holdings, Inc. (“Mafco Foreign Holdings,” and together with Flavors Holdings, MW Holdings I, and MW Holdings III, the “Sellers”), pursuant to that certain Purchase Agreement (the “Purchase Agreement”) entered into by and among Act II and the Sellers dated as of December 19, 2019, as amended. In connection with the Domestication, Act II changed its name to “Whole Earth Brands, Inc.”
Upon the completion of the Domestication, each of Act II’s then-issued and outstanding ordinary shares converted, on a one-for-one basis, into shares of common stock of Whole Earth Brands. In conjunction with the Business Combination, the Company issued an aggregate of 7,500,000 shares of Whole Earth Brands common stock and 5,263,500 private placement warrants (the “Private Warrants”) exercisable for 2,631,750 shares of Whole Earth Brands common stock to certain investors. On the date of Closing, the Company’s common stock and warrants began trading on The Nasdaq Stock Market under the symbols “FREE” and “FREEW,” respectively.
As a result of the Business Combination, for accounting purposes, Act II was deemed to be the acquirer and Mafco Worldwide and Merisant Company were deemed to be the acquired parties and, collectively, the accounting predecessor. The Company’s financial statement presentation includes the combined financial statements of Mafco Worldwide and Merisant Company as the “Predecessor” for periods prior to the completion of the Business Combination and includes Whole Earth Brands, Inc. and its subsidiaries for periods after the Closing (referred to as the “Successor”).
Basis of Presentation—The accompanying unaudited consolidated and combined interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. The balance sheet data as of December 31, 2020 was derived from the audited consolidated financial statements. These unaudited condensed consolidated and combined interim financial statements should be read in conjunction with the Company’s audited consolidated and combined financial statements for the year ended December 31, 2020 included in the Company’s Annual Report on Form 10-K.
In the opinion of management, the financial statements contain all adjustments necessary to state fairly the financial position of the Company as of March 31, 2021 and the results of operations and cash flows for all periods presented. All adjustments reflected in the accompanying unaudited consolidated and combined financial statements, which management believes are necessary to state fairly the financial position, results of operations and cash flows, have been reflected and are of a normal recurring nature. Results of operations for interim periods are not necessarily indicative of results to be expected for the full year. Certain prior year amounts have been reclassified to conform to the current year presentation.
Principles of Consolidation—The consolidated and combined financial statements include the accounts of Whole Earth Brands, Inc., and its indirect and wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ from these estimates.
Recently Adopted Accounting Pronouncements—The Company qualifies as an emerging growth company (an “EGC”) and as such, has elected the extended transition period for complying with certain new or revised accounting pronouncements. During the extended transition period, the Company is not subject to certain new or revised accounting standards applicable to public companies. The accounting pronouncements pending adoption below reflect effective dates for the Company as an EGC with the extended transition period.
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-7, “Compensation - Retirement Benefits (Topic 715).” Under the new guidance, employers are required to present the service cost component of net periodic benefit cost in the same statement of operations caption as other employee compensation costs arising from services rendered during the period. Employers are required to present the other components of the net periodic benefit cost separately from the caption that includes the service costs and outside of any subtotal of operating profit and are required to disclose the caption used to present the other components of net periodic benefit cost, if not presented separately on the statement of operations. The Company adopted ASU 2017-7 effective in the second quarter of 2020. The adoption of this standard did not have an effect on the Company’s historically reported net income (loss) but resulted in a presentation reclassification which increased the Company’s historically reported operating profit by $0.1 million for the three months ended March 31, 2020.
New Accounting Standards—In March 2020, the FASB issued ASU 2020-4, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” Subject to meeting certain criteria, the new guidance provides optional expedients and exceptions to applying contract modification accounting under existing U.S. GAAP, to address the expected phase out of the London Inter-bank Offered Rate (“LIBOR”) by the end of 2021. The amendments in ASU 2020-4 apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The new standard was effective upon issuance and generally can be applied to applicable contract modifications through December 31, 2022. The Company is currently evaluating the impact of adopting this standard but does not expect it to have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, “Income Taxes (ASC 740) - Simplifying the Accounting for Income Taxes.” The standard enhances and simplifies various aspects of the income tax accounting guidance. For public entities, the standard is effective for annual periods and interim periods beginning after December 15, 2020. This standard is effective for the Company as an EGC for the fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2019-12 on its consolidated financial statements.
In August 2018, the FASB issued ASU 2018-14, “Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20).” The standard modifies certain disclosure requirements for employers that sponsor defined benefit pension and other postretirement benefit plans by removing disclosures that are no longer considered cost beneficial, clarifying specific requirements of disclosures, and adding disclosure requirements identified as relevant. This standard is effective for the Company as an EGC for the fiscal years beginning after December 15, 2021. Early adoption is permitted. The amendments in ASU 2018-14 should be applied retrospectively to each period presented. The Company is currently evaluating the impact of adopting ASU 2018-14 on its consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326).” The standard requires entities to estimate losses on financial assets measured at amortized cost, including trade receivables, debt securities and loans, using an expected credit loss model. The expected credit loss differs from the previous incurred losses model primarily in that the loss recognition threshold of “probable” has been eliminated and that expected loss should consider reasonable and supportable forecasts in addition to the previously considered past events and current conditions. Additionally, the guidance requires additional disclosures related to the further disaggregation of information related to the credit quality of financial assets by year of the asset’s origination for as many as five years. Entities must apply the standard provision as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This standard is effective for the Company as an EGC for fiscal years beginning after December 15, 2022 including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting ASU 2016-13 on its consolidated financial statements.
Restructuring and Employee Termination Benefits—During 2020, the Company adopted restructuring plans to streamline processes and realize cost savings by consolidating facilities and eliminating various positions in operations and general and administrative areas.
In connection with the restructuring plans, the Company recognized facility exit and other related costs of $1.7 million in the three months ended March 31, 2021. Additionally, at both March 31, 2021 and December 31, 2020 the Company has accrued severance expense related to the restructuring plans of $1.0 million, which is recorded in accrued expenses and other current liabilities in the unaudited condensed consolidated balance sheets.
Warrant Liabilities—The Company accounts for the Private Warrants in accordance with Accounting Standards Codification “ASC” Topic 815, “Derivatives and Hedging”. Under the guidance contained in ASC Topic 815-40, the Private Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Private Warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. The liability is subject to re-measurement at each balance sheet date, and any change in fair value is recognized in the Company’s statement of operations. The Private Warrants are valued using a Black-Scholes option pricing model.
Based on the views expressed in the SEC’s Staff Statement of April 12, 2021 in which the SEC staff clarified its interpretations of certain generally accepted accounting principles related to certain terms common in warrants issued by Special Purpose Acquisition Companies (“SPACs”), the Company determined that the Private Warrants should be treated as derivative liabilities rather than as components of equity, as previously presented. Accordingly, the Company recorded out of period adjustments to the unaudited Condensed Consolidated Balance Sheet at January 1, 2021 to reclassify warrant liabilities of $8.1 million and transaction costs incurred by Act II of $1.1 million related to the issuance of the Private Warrants. Additionally, during the three months ended March 31, 2021, the Company recognized the cumulative effect of the error on prior periods by recording a $1.2 million gain in the Statement of Operations to reflect the cumulative decrease in the fair value of the Private Warrants from the date of issuance through December 31, 2020. The Company has concluded that this misstatement is not material to the current period or the previously filed financial statements. See Note 7 and Note 8.

NOTE 1: BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Whole Earth Brands, Inc. and its consolidated subsidiaries (“Whole Earth Brands” or the “Company”) is a global industry-leading platform, focused on the “better for you” consumer packaged goods (“CPG”) and ingredients space. The Company has a global platform of branded products and ingredients, focused on the consumer transition towards natural alternatives and clean label products.
On June 24, 2020, Act II Global Acquisition Corp., a Cayman Islands exempted company (“Act II”), domesticated into a Delaware corporation (the “Domestication”), and on June 25, 2020 (the “Closing”), consummated the indirect acquisition (the “Business Combination”) of (i) all of the issued and outstanding equity interests of Merisant Company (“Merisant”), Merisant Luxembourg Sarl (“Merisant Luxembourg”), Mafco Worldwide LLC (“Mafco Worldwide”), Mafco Shanghai LLC (“Mafco Shanghai”), EVD Holdings LLC (“EVD Holdings”), and Mafco Deutschland GmbH (together with Merisant, Merisant Luxembourg, Mafco Worldwide, Mafco Shanghai, and EVD Holdings, and their respective direct and indirect subsidiaries, “Merisant and Mafco Worldwide”), and (ii) certain assets and liabilities of Merisant and Mafco Worldwide included in the Transferred Assets and Liabilities (as defined in the Purchase Agreement (as hereafter defined)), from Flavors Holdings Inc. (“Flavors Holdings”), MW Holdings I LLC (“MW Holdings I”), MW Holdings III LLC (“MW Holdings III”), and Mafco Foreign Holdings, Inc. (“Mafco Foreign Holdings,” and together with Flavors Holdings, MW Holdings I, and MW Holdings III, the “Sellers”), pursuant to that certain Purchase Agreement (the “Purchase Agreement”) entered into by and among Act II and the Sellers dated as of December 19, 2019, as amended. In connection with the Domestication, Act II changed its name to “Whole Earth Brands, Inc.”
Upon the completion of the Domestication, each of Act II’s then-issued and outstanding ordinary shares converted, on a one-for-one basis, into shares of common stock of Whole Earth Brands. Additionally, immediately after the Business Combination, the Company issued an aggregate of 7,500,000 shares of Whole Earth Brands common stock and 5,263,500 private placement warrants exercisable for 2,631,750 shares of Whole Earth Brands common stock to certain investors. On the date of Closing, the Company’s common stock and warrants began trading on The Nasdaq Stock Market under the symbols “FREE” and “FREEW,” respectively.
As a result of the Business Combination, for accounting purposes, Act II was deemed to be the acquirer and Mafco Worldwide and Merisant Company were deemed to be the acquired parties and, collectively, the accounting predecessor. The Company’s financial statement presentation includes the combined financial statements of Mafco Worldwide and Merisant Company as the “Predecessor” for periods prior to the completion of the Business Combination and includes the consolidation of Mafco Worldwide and Merisant Company, for periods after the Closing (referred to as the “Successor”). The combined financial statements for the “Predecessor” periods include the accounts of Mafco Worldwide and Merisant Company which were wholly owned subsidiaries of Flavors Holdings Inc. Flavors Holdings Inc. is an indirect, wholly owned subsidiary of MacAndrews & Forbes Incorporated, which was not acquired in the Business Combination.
Change in Accounting Principle—The Company qualifies as an emerging growth company (an “EGC”) and as such, has elected the extended transition period for complying with certain new or revised accounting pronouncements. During the extended transition period, the Company is not subject to certain new or revised accounting standards applicable to public companies. The accounting pronouncements pending adoption below reflect effective dates for the Company as an EGC with the extended transition period.
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-2, “Leases (Topic 842)”, and issued subsequent amendments to the initial guidance. The new guidance requires lessees to recognize assets and liabilities arising from leases as well as extensive quantitative and qualitative disclosures. The lessee needs to recognize on its balance sheet a right-of-use asset and a lease liability for the majority of its leases (other than leases with a term of less than 12 months). The lease liabilities should be equal to the present value of lease payments not yet paid. The right-of-use asset is measured at the lease liability amount, adjusted for lease prepayment, lease incentives received and the lessee’s initial indirect costs. For public entities, the updated standard is effective for fiscal years beginning after December 15, 2018. This standard is effective for the Company as an EGC for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. Act II adopted the standard as of January 1, 2020. The Company recognized the leases acquired as part of the Business Combination on June 25, 2020, which were recorded pursuant to the aforementioned ASU. Refer to Note 3 for additional details.
In March 2017, the FASB issued ASU 2017-7, “Compensation - Retirement Benefits (Topic 715).” Under the new guidance, employers are required to present the service cost component of net periodic benefit cost in the same statement of operations caption as other employee compensation costs arising from services rendered during the period. Employers are required to present the other components of the net periodic benefit cost separately from the caption that includes the service costs and outside of any subtotal of operating profit and are required to disclose the caption used to present the other components of net periodic benefit cost, if not presented separately on the statement of operations. The Company adopted ASU 2017-7 effective in the second quarter of 2020. The adoption of this standard did not have an effect on the Company’s historically reported net income (loss) but resulted in a presentation reclassification which increased the Company’s historically reported operating profit by $0.1 million for the period from January 1, 2020 to June 25, 2020.
In February 2018, the FASB issued ASU 2018-2, “Income Statement-Reporting Comprehensive Income (Topic 220),” which amends existing standards for income statement-reporting comprehensive income to allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from Tax Cuts and Jobs Act and improve the usefulness of information reported to financial statements users. ASU 2018-2 was effective for years beginning after December 15, 2018, and early adoption was permitted. On January 1, 2019, the Predecessor elected to adopt this standard on a full retrospective approach and reclassified $2.1 million from accumulated other comprehensive income within net parent investment.
Principles of Consolidation—The consolidated and combined financial statements include the accounts of Whole Earth Brands, Inc., and its indirect and wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated and combined financial statements and accompanying notes. Actual results could differ from these estimates.
Cash and Cash Equivalents—The Company considers all cash on hand, money market funds, and other highly liquid debt instruments with a maturity, when purchased, of three months or less to be cash and cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts—Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable losses in its existing accounts receivable based on historical losses and current economic conditions. Account balances are charged against the allowance when the Company believes it is probable the receivable will not be recovered. The Company does not have any off-balance sheet credit exposure related to its customers. Recoveries of accounts receivable previously offset against the allowance are recorded in the combined statements of operations when received.
Inventories—Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less reasonably predicable costs of completion, disposal, and transportation. The cost of inventory is determined principally by the first in, first out method.
Property, Plant and Equipment—Property, plant and equipment are recorded at cost. Additions, improvements, and replacements that extend asset life are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the Company’s property, plant and equipment in service currently ranges as follows: 3 to 40 years for buildings and 1 to 14 years for all other equipment.
When property and equipment are disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gains or losses are included in income from operations. Ordinary repairs and maintenance costs are charged to operating expense as incurred.
Leases—As of the date of the Business Combination, the Company accounts for leases pursuant to ASU No. 2016-02, Leases (Topic 842). Under the new standard, a right-of-use asset and a lease liability is recorded for all leases with a term greater than 12 months. Lease right-of-use assets and lease liabilities are initially recognized based on the present value of the future minimum lease payments over the lease term at commencement date calculated using our incremental borrowing rate applicable to the lease asset, unless the implicit rate is readily determinable.
The Company’s lease portfolio includes a factory building, office space, warehouses, material handling equipment, vehicles and office equipment. All of our leases are classified as operating leases.
Goodwill and Other Indefinite-Lived Intangible Assets—Goodwill and other indefinite-lived intangible assets are summarized in Note 6. The Company reviews goodwill and other indefinite-lived intangible assets for impairment annually, or more frequently if events or changes in circumstances indicate that an asset may be impaired, in accordance with Accounting Standards Codification “ASC” Topic 350, “Intangibles—Goodwill and Other.” Under ASC Topic 350, the impairment review of goodwill and other intangible assets not subject to amortization must be based on estimated fair values.
The Company’s annual impairment review measurement date is in the fourth quarter of each year. In performing the annual assessment, the Company has the option of performing a qualitative assessment to determine if it is more likely than not that a reporting unit has been impaired. As part of the qualitative assessment for the reporting units, the Company evaluates the factors that are specific to the reporting units as well as industry and macroeconomic factors (including changes in interest and discount rates). The reporting unit specific factors may include cost factors, a comparison of current year results to prior year, current year budget and future projected financial performance. The Company also considers the change in the overall enterprise value of the Company compared to the date of the Business Combination.
If the Company determines that it is more likely than not that a reporting unit is impaired or if the Company elects not to perform the optional qualitative assessment, a quantitative assessment is performed utilizing both the income and market approaches to estimate the fair value of its reporting units. The income approach involves discounting future estimated cash flows. The discount rate used is the value-weighted average of the reporting unit’s estimated cost of equity and debt (“cost of capital”) derived using both known and estimated customary market metrics. The Company performs sensitivity tests with respect to growth rates and discount rates used in the income approach. In applying the market approach, valuation multiples are derived from historical and projected operating data of selected guideline companies; evaluated and adjusted, if necessary, based on the strengths and weaknesses of the reporting unit relative to the selected guideline companies; and applied to the appropriate historical and/or projected operating data to arrive at an indication of fair value. The Company weights the results of the income and market approaches equally. If the reporting unit’s carrying value exceeds its estimated fair value, then an impairment is recorded for the difference, limited to the total amount of goodwill allocated to the reporting unit.
The Company typically evaluates impairment of indefinite-lived intangible assets, including our product formulations, by first performing a qualitative assessment. If the Company elects to bypass the qualitative assessment or determines that it is more likely that not that the fair value of the product formulations is less than its carrying value, a quantitative assessment is then performed using the relief from royalty method under the income approach to estimate the fair value. Some of the more significant assumptions inherent in estimating the fair value include the estimated future annual sales, royalty rates (as a percentage of sales that would hypothetically be charged by a licensor of the brand to an unrelated licensee), income tax considerations and a discount rate that reflects the level of risk.

Impairment Review of Long-Lived Assets—In accordance with ASC Topic 360, “Property, Plant and Equipment,” the Company evaluates the carrying value of long-lived assets to be held and used whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset or asset group may be impaired. When such events occur, the Company compares the sum of the future undiscounted cash flows expected to be generated from the asset or asset group over its remaining depreciable life to the carrying value. If this comparison indicates that there is an impairment, the carrying amount of the long-lived asset would then be reduced to the estimated fair value, which generally approximates discounted cash flows. The Company also evaluates the amortization periods of assets to determine whether events or circumstances warrant revised estimates of useful lives. The Company’s applicable long-lived assets include its property, plant and equipment and definite-lived intangible assets.
Income Taxes—The provision for income taxes for the Successor period is determined using the asset and liability method in accordance with ASC Topic 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.
For the Predecessor period, income taxes as presented herein are attributable to current and deferred income taxes of the Company’s financial statements in a manner that is systematic, rational, and consistent with the asset and liability method described by ASC Topic 740. Accordingly, the Company’s income tax provision during the predecessor period was prepared following the separate return method. The separate return method applies ASC Topic 740 to the stand-alone financial statements of each member of the combined group as if the group member were a separate taxpayer and a stand-alone enterprise. Use of the separate return method may result in differences when the sum of the amounts allocated to stand-alone tax provisions are compared with amounts presented in the combined financial statements. In that event, the related deferred tax assets and liabilities could be significantly different from those presented herein. The combined financial statements reflect the Company’s portion of income taxes payable as if the Company had been a separate taxpayer.
The Company made a policy election to treat the income tax due on United States (“U.S.”) inclusion of the global intangible low taxed income (“GILTI”) provisions as a period expense when incurred.
Uncertainty in Income Taxes—The Company accounts for uncertain tax positions in accordance with the authoritative guidance issued under ASC Topic 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company provides loss contingencies for federal, state and international tax matters relating to potential tax examination issues, planning initiatives and compliance responsibilities. The development of these reserves requires judgements about tax issues, potential outcomes and timing, which if different, may materially impact the Company’s financial condition and results of operations. The Company classifies interest and penalties associated with income taxes as a component of provision (benefit) for income taxes in the consolidated and combined statements of operations.
Pension Plans—The Company has defined benefit pension plans and a defined contribution 401(k) plan, which cover certain current and former employees of the Company who meet eligibility requirements. Benefits for the defined benefit pension plans are based on years of service and, in some cases, the employee’s compensation and participation was frozen to all employees hired on or after August 1, 2017. The Company’s policy is to contribute annually the amount required pursuant to the Employee Retirement Income Security Act. The Company froze the pension plan for all participants on December 31, 2019. Certain subsidiaries of the Company outside the U.S. have retirement plans that provide certain payments upon retirement. The Company recognizes in its balance sheet the funded status of its defined benefit pension plans, measured as the difference between the fair value of the plan assets and the benefit obligation and recognizes changes in the funded status of the defined benefit pension plans as accumulated other comprehensive loss, net of tax, within net parent investment to the extent such changes are not recognized in earnings as components of periodic net benefit cost (see Note 11).
Self-Insurance—The Company is self-insured for certain workers’ compensation. Provisions for losses expected under the program are recorded based on the Company’s estimates of the aggregate liabilities for the claims incurred. As of December 31, 2020 and 2019, the liabilities for self-insured workers compensation were $0.5 million and $0.7 million, respectively.
Stock-Based Compensation—In accordance with ASC Topic 718, “Compensation—Stock Compensation,” the Company recognizes stock-based compensation cost in its consolidated statements of operations. Stock-based compensation cost is measured at the grant date for equity-classified awards and at the end of each reporting period for liability-classified awards based on the estimated fair value of the awards. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period. Additional information pertaining to the Company’s stock-based compensation is provided in Note 12.
Revenue Recognition—Effective January 1, 2018, the Company adopted ASC Topic 606, and all related amendments, which provides updated accounting guidance on recognizing revenue. This updated accounting guidance outlines a single comprehensive model for entities to utilize to recognize revenue when they transfer goods or services to customers in an amount that reflects the consideration that will be received in exchange for the goods or services.
The Company adopted this new accounting guidance using the modified retrospective method. There was no impact to the combined balance sheets or the combined statements of operations and comprehensive income as of January 1, 2018 for the adoption of the standards update.
The Company recognizes revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company made an accounting policy election to exclude from the measurement of the transaction price sales taxes and all other items of a similar nature, and also elected to account for shipping and handling activities as a fulfillment of the promise to transfer the goods. Accordingly, shipping and handling costs are included in cost of sales.
The terms and conditions of sale under the supply agreements and/or purchase orders for Merisant call for FOB Destination and FOB Origin shipping terms with its customers. The customer payment terms are usually 40 days from invoice date. The terms and conditions of sale under the supply agreements and/or purchase orders for Mafco Worldwide have various shipping terms with its customers depending upon the customer requests. The customer payment terms range from 30 – 120 days from invoice date based upon geographic location of the customer.
Merisant usually offers promotional activities (e.g. coupons, trade discounts and other promotional activities) to the customers. These variable consideration amounts are estimated for each customer based on specific arrangement/agreement, an analysis of historical volume and/or current activity with that customer. Reassessment of variable consideration estimates is done at each reporting date throughout the contract period until the uncertainty is resolved (e.g. promotional campaign is closed and settled with customer).
Historically, the Company has encountered limited instances whereby customers rejected products as a result of orders being materially inaccurate and/or products being defective. The Company tracks the reason codes for those customer returns. Based on that, the materiality of such returns is assessed. A return reserve is calculated (based on historical data as described above) every month to record an adjustment to net sales; these adjustments have not been significant.
The following table presents the Company’s revenues disaggregated by product categories (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Sweeteners and adjacencies	$96,857	$80,749	$165,863	$173,759
Licorice products	50,311	47,579	106,260	117,206
Total product revenues, net	$147,168	$128,328	$272,123	$290,965
The following table presents revenues disaggregated by business and geographic region (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Branded CPG:
North America	$40,273	$29,926	$59,945	$59,007
Europe, Middle East and Africa	41,855	35,360	75,974	81,978
Asia-Pacific	8,428	9,584	17,772	17,035
Latin America	6,301	5,879	12,172	15,739
Flavors & Ingredients	50,311	47,579	106,260	117,206
Total product revenues, net	$147,168	$128,328	$272,123	$290,965
The Company records an allowance for doubtful accounts as an estimate of the inability of its customers to make their required payments. The determination of the allowance requires the Company to make assumptions about the future ability to collect amounts owed from customers.
Marketing Costs—The Company promotes its products with marketing activities, including advertising, consumer incentives and trade promotions. On an annual basis, advertising costs are expensed as incurred or in the year in which the related advertisement initially appears. Advertising expense was $6.2 million for the period from June 26, 2020 through December 31, 2020, $4.8 million from January 1, 2020 through June 25, 2020, $11.9 million in 2019 and $16.1 million in 2018.
Consumer incentive and trade promotion activities are deducted from revenue based on amounts estimated as being or becoming due to customers and consumers at the end of a period, based principally on the Company’s historical utilization and redemption rates. These deductions are estimated and recorded upon sale of product by the Company and revised as necessary at each period end.
Fair Value of Financial Instruments—The Company measures fair value using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
The carrying amounts for cash and cash equivalents, trade accounts receivable, accounts payable and accrued liabilities approximate fair value because of their short-term maturity.
The Company measures its term loan and revolving facilities at original carrying value including accrued interest, net of unamortized deferred financing costs and fees. The fair value of the credit facilities approximates carrying value, as they consist of variable rate loans.
Major Customers and Credit Concentration—The Company sells products to customers in the U.S. and internationally. The Company performs ongoing credit evaluations of customers, and generally does not require collateral on trade accounts receivable. Allowances are maintained for potential credit losses and such losses have been within management’s expectations.
Foreign Currency Translation—The Company has determined that the functional currency for each combined subsidiary is its local currency, except for certain entities whose functional currency is the U.S. dollar. Assets and liabilities of entities outside the U.S. are translated into U.S. dollars at the exchange rates in effect at the end of each period and income statement accounts are translated at each period’s average exchange rate. Translation adjustments arising from the use of differing exchange rates from period to period are included as a component of accumulated other comprehensive income (loss) on the balance sheet, except for any entities which may operate in highly inflationary economies. Gains and losses resulting from transactions in other than functional currencies are reflected in operating results, except for transactions of a long-term nature.
Remeasurements of European entities whose functional currency is the U.S. dollar as well as translation adjustments for entities operating in highly inflationary economies and impacts of foreign currency transactions are recognized currently in other income (expense), net in the accompanying consolidated and combined statements of operations. The Company had foreign exchange losses, net of $0.9 million for the period from June 26, 2020 through December 31, 2020, foreign exchange gains, net of $0.5 million from January 1, 2020 through June 25, 2020, and foreign exchange losses, net of $2.0 million in 2019 and $1.9 million in 2018.
Beginning January 1, 2019, the Company was required to apply highly-inflationary accounting to its Argentinian subsidiary. This accounting treatment requires a change in the subsidiary’s functional currency from the local currency (Argentinian Peso) to the parent’s reporting currency (USD). This highly-inflationary classification results from the fact that the cumulative inflation rate for the preceding 3 year period exceeded 100 percent as of June 30, 2018. When the Company changed the functional currency, it revalued the subsidiary’s financial statements as if the new functional currency (USD) were the reporting currency. Accordingly, effective January 1, 2019, all Argentinian Peso denominated monetary assets and liabilities are considered foreign currency denominated assets and liabilities and are revalued to USD (the functional currency) with remeasurement adjustments in the period recorded in the statement of operations. The USD will be the functional currency until the economic environment in Argentina ceases to be considered highly-inflationary.
As of the date of the Business Combination, the assets and liabilities of the Argentinian subsidiary were adjusted to fair value. Certain non-monetary assets and liabilities that were previously recorded at the applicable historical exchange rates are recorded in USD using the exchange rate as of June 25, 2020. Argentinian Peso denominated monetary assets and liabilities continue to be revalued to USD (the functional currency) with remeasurement period adjustments in the period recorded in the statement of operations. The Company recorded $0.3 million of expense related to remeasurement adjustments in the consolidated statements of operations for the period of June 26, 2020 to December 31, 2020. The impact was not material for the period of January 1, 2020 to June 25 2020 and for the year ended December 31, 2019.
Derivative Financial Instruments—The Company periodically uses foreign currency forward exchange contracts to reduce the exposure of effects on net cash flows due to fluctuations in foreign currency exchange rates. The Company recognizes these derivative instruments on the balance sheet as either assets or liabilities measured at fair value, with changes in fair value recognized immediately in earnings. The foreign currency forward exchange contracts have maturities of less than one year. The Company did not enter into any forward exchange contracts in 2020 and the effect of forward exchange contracts were not material in 2019 and 2018.
Restructuring and Employee Termination Benefits—During 2020, 2019 and 2018, the Company adopted restructuring plans to streamline processes and realize cost savings by consolidating facilities and eliminating various positions in operations and general and administrative areas.
In connection with the restructuring plans, the Company recognized employee termination benefits of $1.1 million for the period from June 26, 2020 to December 31, 2020 and $0.6 million and $3.1 million during the years ended December 31, 2019 and 2018, respectively. Employee termination benefits related to the restructuring plans are recorded in restructuring and other expenses in the accompanying consolidated and combined statements of operations. All of the charges related to the 2019 program were paid as of December 31, 2019. In addition, the Company recorded facility exit and other related costs of $0.8 million and $1.9 million during 2019 and 2018, respectively, related to Branded CPG, and $0.8 million and $4.5 million during 2019 and 2018, respectively, related to Flavors & Ingredients. The Company did not recognize any facility exit and other related costs during 2020. Facility exit and other related costs are recorded in restructuring and other expenses on the accompanying consolidated and combined statements of operations.
Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period.
New Accounting Standards—In March 2020, the FASB issued ASU 2020-4, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” Subject to meeting certain criteria, the new guidance provides optional expedients and exceptions to applying contract modification accounting under existing U.S. GAAP, to address the expected phase out of the London Inter-bank Offered Rate (“LIBOR”) by the end of 2021. The amendments in ASU 2020-4 apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The new standard was effective upon issuance and generally can be applied to applicable contract modifications through December 31, 2022. The Company is currently evaluating the impact of adopting this standard but does not expect it to have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, “Income Taxes (ASC 740) - Simplifying the Accounting for Income Taxes.” The standard removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis difference. The standard also enhances and simplifies various aspects of the income tax accounting guidance. For public entities, the standard is effective for annual periods and interim periods beginning after December 15, 2020. This standard is effective for the Company as an EGC for the fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2019-12 on its consolidated financial statements.
In August 2018, the FASB issued ASU 2018-14, “Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20).” The standard modifies certain disclosure requirements for employers that sponsor defined benefit pension and other postretirement benefit plans by removing disclosures that are no longer considered cost beneficial, clarifying specific requirements of disclosures, and adding disclosure requirements identified as relevant. This standard is effective for the Company as an EGC for the fiscal years beginning after December 15, 2021. Early adoption is permitted.
The amendments in ASU 2018-14 should be applied retrospectively to each period presented. The Company is currently evaluating the impact of adopting ASU 2018-14 on its consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326).” The standard requires entities to estimate losses on financial assets measured at amortized cost, including trade receivables, debt securities and loans, using an expected credit loss model. The expected credit loss differs from the previous incurred losses model primarily in that the loss recognition threshold of “probable” has been eliminated and that expected loss should consider reasonable and supportable forecasts in addition to the previously considered past events and current conditions. Additionally, the guidance requires additional disclosures related to the further disaggregation of information related to the credit quality of financial assets by year of the asset’s origination for as many as five years. Entities must apply the standard provision as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This standard is effective for the Company as an EGC for fiscal years beginning after December 15, 2022 including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting ASU 2016-13 on its consolidated financial statements.